PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment Rollforward (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the period	$ 1,868.2
Balance, end of the period	1,948.0	$ 1,868.2
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the period	2.8
Balance, end of the period	5.4	2.8
Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the period	855.0
Balance, end of the period	1,010.5	855.0
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the period	1,010.4
Balance, end of the period	932.1	1,010.4
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the period	4,226.2	3,962.8
Additions	172.1	294.3
Changes in asset retirement obligations	(1.0)	11.7
Disposals	(25.3)	(42.6)
Transfers within Property, plant and equipment	0.0	0.0
Transfers to Exploration and evaluation assets	(0.5)
Balance, end of the period	4,371.5	4,226.2
Gross carrying amount | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the period	2.8	7.9
Additions	15.3	34.9
Changes in asset retirement obligations	0.0	0.0
Disposals	0.0	0.0
Transfers within Property, plant and equipment	(12.7)	(40.0)
Transfers to Exploration and evaluation assets	0.0
Balance, end of the period	5.4	2.8
Gross carrying amount | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the period	2,336.5	2,133.6
Additions	99.5	172.1
Changes in asset retirement obligations	(1.0)	11.7
Disposals	(0.2)	0.0
Transfers within Property, plant and equipment	12.9	19.1
Transfers to Exploration and evaluation assets	0.0
Balance, end of the period	2,447.7	2,336.5
Gross carrying amount | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the period	1,886.9	1,821.3
Additions	57.3	87.3
Changes in asset retirement obligations	0.0	0.0
Disposals	(25.1)	(42.6)
Transfers within Property, plant and equipment	(0.2)	20.9
Transfers to Exploration and evaluation assets	(0.5)
Balance, end of the period	$ 1,918.4	$ 1,886.9